NORTHERN LIGHTS VARIABLE TRUST

May 1, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Variable Trust	-

Bain Capital Equity Opportunities Fund

Donoghue Forlines Dividend VIT Fund

Donoghue Forlines Momentum VIT Fund

TOPS ® Conservative ETF Portfolio

TOPS ® Balanced ETF Portfolio

TOPS ® Moderate Growth ETF Portfolio

TOPS ® Growth ETF Portfolio

TOPS ® Aggressive Growth ETF Portfolio

TOPS ® Managed Risk Balanced ETF Portfolio

TOPS ® Managed Risk Moderate Growth ETF Portfolio

TOPS ® Managed Risk Growth ETF Portfolio

TOPS ® Managed Risk Flex ETF Portfolio

Post-Effective Amendment No. 284, 285, 286 and 287 to the Registration Statement on Form N-1A (File No. 333- 131820, CIK No. 0001352621)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Variable Trust (the “Trust”), on behalf Bain Capital Equity Opportunities Fund, Donoghue Forlines Dividend VIT Fund, Donoghue Forlines Momentum VIT Fund, TOPS® Conservative ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Moderate Growth ETF Portfolio, TOPS® Growth ETF Portfolio, TOPS® Aggressive Growth ETF Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS ® Managed Risk Growth ETF Portfolio, and TOPS® Managed Risk Flex ETF Portfolio pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained.

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in the following Post-Effective Amendment to the Trust’s registration statement on Form N-1A (the “Amendment”):

Fund Name	Post-Effective Amendment Number	SEC Accession Number	Date of Amendment Filing
Bain Capital Equity Opportunities Fund	287	0001580642-25-002467	April 22, 2025
Donoghue Forlines Dividend VIT Fund	284	0001580642-25-002449	April 21, 2025
Donoghue Forlines Momentum VIT Fund	284	0001580642-25-002449	April 21, 2025
TOPS ® Conservative ETF Portfolio	286	0001580642-25-002465	April 22, 2025
TOPS ® Balanced ETF Portfolio	286	0001580642-25-002465	April 22, 2025
TOPS ® Moderate Growth ETF Portfolio	286	0001580642-25-002465	April 22, 2025
TOPS ® Growth ETF Portfolio	286	0001580642-25-002465	April 22, 2025
TOPS ® Aggressive Growth ETF Portfolio	286	0001580642-25-002465	April 22, 2025
TOPS ® Managed Risk Balanced ETF Portfolio	286	0001580642-25-002465	April 22, 2025
TOPS ® Managed Risk Moderate Growth ETF Portfolio	286	0001580642-25-002465	April 22, 2025
TOPS ® Managed Risk Growth ETF Portfolio	286	0001580642-25-002465	April 22, 2025
TOPS ® Managed Risk Flex ETF Portfolio	285	0001580642-25-002464	April 22, 2025

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to Stephanie Shearer at (631) 470-2633.

Very truly yours,

/s/Stephanie Shearer

Stephanie Shearer

Secretary

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